GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Schedule of Investments

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 99.8%
Communication Services – 10.5%
5,794	Activision Blizzard, Inc.	$ 317,685
1,673	Alphabet, Inc., Class A*	2,181,742
1,697	Alphabet, Inc., Class C*	2,214,517
37,723	AT&T, Inc.	1,410,086
29,479	Comcast Corp., Class A	1,301,498
1,001	Discovery, Inc., Class A*(a)	32,973
2,243	Discovery, Inc., Class C*	68,456
2,181	Electronic Arts, Inc.*	220,303
13,438	Facebook, Inc., Class A*	2,709,638
2,518	Interpublic Group of Cos., Inc. (The)	56,403
2,789	Netflix, Inc.*	877,587
1,414	Omnicom Group, Inc.	112,385
2,947	Sprint Corp.*	17,446
851	Take-Two Interactive Software, Inc.*	103,269
1,616	T-Mobile US, Inc.*	126,937
698	TripAdvisor, Inc.	19,823
4,257	Twitter, Inc.*	131,584
21,592	Verizon Communications, Inc.	1,300,702
68	Viacom, Inc., Class A	1,776
2,352	Viacom, Inc., Class B	56,613
11,373	Walt Disney Co. (The)	1,723,919
411	Zillow Group, Inc., Class A*	16,054
901	Zillow Group, Inc., Class C*	35,274
6,377	Zynga, Inc., Class A*	39,729

		15,076,399

Consumer Discretionary – 9.7%
451	Advance Auto Parts, Inc.	70,843
2,685	Amazon.com, Inc.*	4,835,148
1,965	Aptiv PLC	184,474
1,601	Aramark	69,868
158	AutoZone, Inc.*	186,111
1,480	Best Buy Co., Inc.	119,347
275	Booking Holdings, Inc.*	523,608
3,702	Caesars Entertainment Corp.*	48,274
1,069	CarMax, Inc.*	103,971
844	Darden Restaurants, Inc.	99,963
5,160	eBay, Inc.	183,283
894	Expedia Group, Inc.	90,884
30,329	Ford Motor Co.	274,781
1,439	Gap, Inc. (The)	23,902
9,571	General Motors Co.	344,556

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
1,951	Gentex Corp.	$ 55,408
26	Graham Holdings Co., Class B	16,422
625	GrubHub, Inc.*	26,950
1,341	H&R Block, Inc.	32,694
2,810	Hanesbrands, Inc.	42,347
875	Hasbro, Inc.	88,987
552	Hilton Grand Vacations, Inc.*	19,116
1,834	Hilton Worldwide Holdings, Inc.	192,570
7,259	Home Depot, Inc. (The)	1,600,682
239	Hyatt Hotels Corp., Class A	19,311
1,087	Kohl’s Corp.	51,100
1,490	L Brands, Inc.	28,519
2,246	Las Vegas Sands Corp.	140,937
466	Lear Corp.	56,064
5,135	Lowe’s Cos., Inc.	602,387
2,078	Macy’s, Inc.	31,835
1,793	Marriott International, Inc., Class A	251,665
3,329	MGM Resorts International	106,362
2,981	Newell Brands, Inc.	57,295
9,459	NIKE, Inc., Class B	884,322
713	Nordstrom, Inc.	27,215
223	Penske Automotive Group, Inc.	11,259
288	Pool Corp.	59,458
1,912	PulteGroup, Inc.	75,811
584	PVH Corp.	56,625
2,574	Qurate Retail, Inc.Series A*	24,350
1,121	Royal Caribbean Cruises Ltd.	134,542
7,737	Starbucks Corp.	660,972
3,216	Target Corp.	402,032
801	Tiffany & Co.	107,174
7,873	TJX Cos., Inc. (The)	481,276
1,013	Toll Brothers, Inc.	40,692
2,362	VF Corp.	209,131
486	Wayfair, Inc., Class A*	41,271
475	Whirlpool Corp.	67,973
593	Wyndham Destinations, Inc.	28,761

		13,892,528

Consumer Staples – 7.4%
4,326	Archer-Daniels-Midland Co.	185,715
346	Brown-Forman Corp., Class A	22,075
2,303	Brown-Forman Corp., Class B	156,189
1,063	Bunge Ltd.	56,743

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Staples – (continued)
1,274	Campbell Soup Co.	$ 59,330
971	Clorox Co. (The)	143,931
29,113	Coca-Cola Co. (The)	1,554,634
6,400	Colgate-Palmolive Co.	434,048
2,906	Costco Wholesale Corp.	871,248
1,631	Estee Lauder Cos., Inc. (The), Class A	318,812
4,582	General Mills, Inc.	244,312
1,099	Hershey Co. (The)	162,828
2,119	Hormel Foods Corp.	94,359
509	Ingredion, Inc.	42,334
848	JM Smucker Co. (The)	89,116
1,874	Kellogg Co.	122,035
1,575	Keurig Dr Pepper, Inc.	48,730
2,585	Kimberly-Clark Corp.	352,439
930	McCormick & Co., Inc.	157,402
1,329	Molson Coors Brewing Co., Class B	67,088
10,695	PepsiCo, Inc.	1,452,702
18,796	Procter & Gamble Co. (The)	2,294,240
3,121	Sysco Corp.	251,397
4,945	Walgreens Boots Alliance, Inc.	294,722
9,143	Walmart, Inc.	1,088,840

		10,565,269

Energy – 4.0%
1,590	Antero Resources Corp.*	3,164
2,165	Apache Corp.	48,236
3,687	Baker Hughes Co.	82,663
11,193	Chevron Corp.	1,311,036
1,172	Concho Resources, Inc.	85,040
6,500	ConocoPhillips	389,610
2,401	Devon Energy Corp.	52,558
3,380	EOG Resources, Inc.	239,642
1,581	EQT Corp.	13,802
24,917	Exxon Mobil Corp.	1,697,595
5,057	Halliburton Co.	106,147
630	Helmerich & Payne, Inc.	24,904
1,602	Hess Corp.	99,468
4,679	Marathon Oil Corp.	54,510
2,257	National Oilwell Varco, Inc.	50,895
2,878	Noble Energy, Inc.	59,747
5,097	Occidental Petroleum Corp.	196,591
2,445	ONEOK, Inc.	173,717
2,620	Phillips 66	300,567

Shares	Description	Value

Common Stocks – (continued)
Energy – (continued)
992	Pioneer Natural Resources Co.	$ 126,817
8,152	Schlumberger Ltd.	295,103
2,434	Valero Energy Corp.	232,423
7,095	Williams Cos., Inc. (The)	161,199

		5,805,434

Financials – 13.9%
368	Affiliated Managers Group, Inc.	31,416
5,339	Aflac, Inc.	292,791
2,370	Allstate Corp. (The)	263,899
4,990	American Express Co.	599,399
6,269	American International Group, Inc.	330,126
1,153	Associated Banc-Corp.	24,720
697	Assured Guaranty Ltd.	34,606
2,118	AXA Equitable Holdings, Inc.	52,399
61,315	Bank of America Corp.	2,043,016
293	Bank of Hawaii Corp.	26,402
6,068	Bank of New York Mellon Corp. (The)	297,150
5,565	BB&T Corp.	304,517
235	BOK Financial Corp.	19,585
790	Brighthouse Financial, Inc.*	32,516
3,404	Capital One Financial Corp.	340,434
8,535	Charles Schwab Corp. (The)	422,482
3,314	Chubb Ltd.	502,005
16,427	Citigroup, Inc.	1,233,996
2,614	CME Group, Inc.	529,936
1,091	Comerica, Inc.	76,817
77	Credit Acceptance Corp.*	33,145
414	Cullen/Frost Bankers, Inc.	38,734
2,311	Discover Financial Services	196,135
803	Eaton Vance Corp.	37,878
182	Erie Indemnity Co., Class A	30,813
242	FactSet Research Systems, Inc.	62,835
2,258	First Horizon National Corp.	36,309
1,175	First Republic Bank	129,132
2,362	Goldman Sachs Group, Inc. (The) (b)	522,829
282	Hanover Insurance Group, Inc. (The)	38,332
2,613	Hartford Financial Services Group, Inc. (The)	161,640
7,588	Huntington Bancshares, Inc.	112,985
4,017	Intercontinental Exchange, Inc.	378,281
2,830	Invesco Ltd.	49,695
23,083	JPMorgan Chase & Co.	3,041,416

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
7,317	KeyCorp	$ 141,877
616	Legg Mason, Inc.	24,073
1,445	Lincoln National Corp.	85,327
594	LPL Financial Holdings, Inc.	54,856
100	Markel Corp.*	113,555
3,646	Marsh & McLennan Cos., Inc.	394,023
5,726	MetLife, Inc.	285,785
1,188	Moody’s Corp.	269,284
8,665	Morgan Stanley	428,744
126	Morningstar, Inc.	19,795
846	Nasdaq, Inc.	88,661
3,222	PNC Financial Services Group, Inc. (The)	493,643
684	Popular, Inc. (Puerto Rico)	37,832
2,005	Principal Financial Group, Inc.	110,475
4,183	Progressive Corp. (The)	305,568
2,939	Prudential Financial, Inc.	275,149
7,314	Regions Financial Corp.	121,705
456	Reinsurance Group of America, Inc.	75,450
1,766	S&P Global, Inc.	467,372
2,665	State Street Corp.	200,142
3,226	SunTrust Banks, Inc.	228,530
378	SVB Financial Group*	87,594
4,797	Synchrony Financial	179,456
1,682	T. Rowe Price Group, Inc.	207,828
1,966	TD Ameritrade Holding Corp.	101,898
369	Texas Capital Bancshares, Inc.*	21,328
353	TFS Financial Corp.	7,162
1,887	Travelers Cos., Inc. (The)	257,991
1,511	Unum Group	46,448
10,208	US Bancorp	612,786
997	Voya Financial, Inc.	58,105
673	Webster Financial Corp.	32,768
28,747	Wells Fargo & Co.	1,565,562
861	Willis Towers Watson PLC	169,135

		19,898,278

Health Care – 14.0%
10,810	Abbott Laboratories	923,714
9,185	AbbVie, Inc.	805,800
274	ABIOMED, Inc.*	53,753
2,049	Agilent Technologies, Inc.	165,498
327	Agios Pharmaceuticals, Inc.*	12,720
666	Alnylam Pharmaceuticals, Inc.*	78,015

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
3,733	Amgen, Inc.	$ 876,210
1,586	Anthem, Inc.	457,815
3,012	Baxter International, Inc.	246,894
1,678	Becton Dickinson and Co.	433,763
1,147	Biogen, Inc.*	343,882
349	Bluebird Bio, Inc.*	28,248
8,637	Boston Scientific Corp.*	373,550
14,574	Bristol-Myers Squibb Co.	829,844
1,856	Cardinal Health, Inc.	102,136
1,774	Cerner Corp.	127,001
2,265	Cigna Corp.	452,819
545	Covetrus, Inc.*(a)	7,799
8,399	CVS Health Corp.	632,193
4,186	Danaher Corp.	611,072
783	DaVita, Inc.*	56,196
1,392	DENTSPLY SIRONA, Inc.	78,704
1,311	Edwards Lifesciences Corp.*	321,116
5,296	Eli Lilly & Co.	621,486
811	Exact Sciences Corp.*	65,699
1,834	Exelixis, Inc.*	30,499
1,664	HCA Healthcare, Inc.	230,730
922	Henry Schein, Inc.*	63,526
1,660	Hologic, Inc.*	85,191
828	Humana, Inc.	282,538
909	Illumina, Inc.*	291,571
718	Intuitive Surgical, Inc.*	425,702
16,632	Johnson & Johnson	2,286,734
613	Laboratory Corp. of America Holdings*	105,614
8,308	Medtronic PLC	925,428
15,907	Merck & Co., Inc.	1,386,772
161	Mettler-Toledo International, Inc.*	115,825
34,627	Pfizer, Inc.	1,333,832
508	Regeneron Pharmaceuticals, Inc.*	187,452
879	ResMed, Inc.	131,498
307	Sage Therapeutics, Inc.*	47,514
718	Seattle Genetics, Inc.*	86,411
2,489	Thermo Fisher Scientific, Inc.	781,422
5,846	UnitedHealth Group, Inc.	1,636,120
576	Varian Medical Systems, Inc.*	77,028
441	Waters Corp.*	97,933
313	WellCare Health Plans, Inc.*	100,808
451	West Pharmaceutical Services, Inc.	66,311
1,277	Zimmer Biomet Holdings, Inc.	185,523

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
2,966	Zoetis, Inc.	$ 357,462

		20,025,371

Industrials – 9.4%
3,734	3M Co.	633,921
1,047	AECOM*	45,366
788	Alaska Air Group, Inc.	54,380
625	Allegion PLC	75,019
2,619	American Airlines Group, Inc.	75,270
2,618	Arconic, Inc.	81,053
3,543	Boeing Co. (The)	1,297,376
3,660	Caterpillar, Inc.	529,712
5,090	CSX Corp.	364,139
1,025	Cummins, Inc.	187,431
2,131	Deere & Co.	358,115
3,829	Delta Air Lines, Inc.	219,440
968	Dover Corp.	107,913
2,826	Eaton Corp. PLC	261,405
4,060	Emerson Electric Co.	299,872
1,590	FedEx Corp.	254,479
924	Fluor Corp.	16,115
1,057	Fortune Brands Home & Security, Inc.	66,866
1,718	General Dynamics Corp.	312,229
57,379	General Electric Co.	646,661
1,104	Graco, Inc.	53,334
271	Huntington Ingalls Industries, Inc.	68,203
2,867	IHS Markit Ltd.*	208,288
2,179	Illinois Tool Works, Inc.	379,865
1,603	Ingersoll-Rand PLC	210,169
886	Jacobs Engineering Group, Inc.	81,592
5,307	Johnson Controls International PLC	227,299
230	Lennox International, Inc.	58,845
1,661	Lockheed Martin Corp.	649,501
485	Macquarie Infrastructure Corp.	20,346
395	ManpowerGroup, Inc.	36,593
1,937	Masco Corp.	90,167
2,319	Nielsen Holdings PLC	45,336
380	Nordson Corp.	63,015
1,768	Norfolk Southern Corp.	342,108
1,057	Northrop Grumman Corp.	371,821
459	Oshkosh Corp.	41,521
716	Owens Corning	48,015
1,127	Pentair PLC	49,982

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
1,872	Raytheon Co.	$ 407,010
1,418	Republic Services, Inc.	125,706
777	Rockwell Automation, Inc.	152,168
686	Roper Technologies, Inc.	247,214
349	Ryder System, Inc.	18,319
365	Snap-on, Inc.	58,568
3,205	Southwest Airlines Co.	184,736
681	Spirit AeroSystems Holdings, Inc., Class A	59,240
1,011	Stanley Black & Decker, Inc.	159,475
702	Toro Co. (The)	54,882
4,737	Union Pacific Corp.	833,665
1,541	United Airlines Holdings, Inc.*	143,005
4,724	United Parcel Service, Inc., Class B	565,605
511	United Rentals, Inc.*	78,209
5,407	United Technologies Corp.	802,074
1,064	Verisk Analytics, Inc.	156,919
2,817	Waste Management, Inc.	318,067
290	W.W. Grainger, Inc.	91,915
1,200	Xylem, Inc.	93,012

		13,482,551

Information Technology – 22.9%
4,233	Accenture PLC, Class A	851,510
2,723	Adobe, Inc.*	842,850
5,649	Advanced Micro Devices, Inc.*	221,158
918	Akamai Technologies, Inc.*	79,976
268	Alliance Data Systems Corp.	28,652
2,075	Analog Devices, Inc.	234,371
25,426	Apple, Inc.	6,795,099
5,291	Applied Materials, Inc.	306,349
1,220	Autodesk, Inc.*	220,698
2,870	Automatic Data Processing, Inc.	490,139
695	Avnet, Inc.	28,252
899	Booz Allen Hamilton Holding Corp.	65,411
753	Broadridge Financial Solutions, Inc.	93,154
802	CDW Corp.	108,310
24,143	Cisco Systems, Inc.	1,093,919
707	Citrix Systems, Inc.	79,757
3,092	Cognizant Technology Solutions Corp., Class A	198,228
4,382	Corning, Inc.	127,253
338	F5 Networks, Inc.*	49,250

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
472	First Solar, Inc.*	$ 26,073
3,734	Fiserv, Inc.*	434,040
1,153	Genpact Ltd.	46,927
461	Guidewire Software, Inc.*	56,164
7,467	Hewlett Packard Enterprise Co.	118,203
8,443	HP, Inc.	169,535
24,992	Intel Corp.	1,450,786
4,956	International Business Machines Corp.	666,334
1,389	Intuit, Inc.	359,598
240	IPG Photonics Corp.*	34,102
984	Jabil, Inc.	38,219
509	Jack Henry & Associates, Inc.	77,337
1,923	Juniper Networks, Inc.	48,190
1,264	Keysight Technologies, Inc.*	135,286
811	Lam Research Corp.	216,399
765	Leidos Holdings, Inc.	69,493
160	Littelfuse, Inc.	29,026
6,477	Mastercard, Inc., Class A	1,892,774
1,530	Maxim Integrated Products, Inc.	86,705
6,295	Micron Technology, Inc.*	299,075
42,531	Microsoft Corp.	6,438,343
928	Motorola Solutions, Inc.	155,254
866	National Instruments Corp.	36,476
3,254	NortonLifeLock, Inc.	81,025
780	Nutanix, Inc., Class A*	29,133
3,333	NVIDIA Corp.	722,394
12,405	Oracle Corp.	696,417
529	Palo Alto Networks, Inc.*	120,199
2,143	Paychex, Inc.	184,555
271	Paycom Software, Inc.*	75,016
7,786	PayPal Holdings, Inc.*	840,966
1,285	Pure Storage, Inc., Class A*	20,650
6,890	QUALCOMM, Inc.	575,660
1,803	Sabre Corp.	40,441
4,579	salesforce.com, Inc.*	745,873
1,034	ServiceNow, Inc.*	292,663
2,283	Square, Inc., Class A*	157,801
834	Synopsys, Inc.*	117,627
641	Teradata Corp.*	17,025
5,288	Texas Instruments, Inc.	635,671
1,691	Trimble, Inc.*	68,536
12,542	Visa, Inc., Class A	2,314,124
426	VMware, Inc., Class A	66,294

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
289	WEX, Inc.*	$ 58,127
909	Workday, Inc., Class A*	162,820
1,235	Xerox Holdings Corp.	48,079
616	Zendesk, Inc.*	48,664

		32,918,435

Materials – 2.6%
1,747	Air Products & Chemicals, Inc.	412,868
827	Albemarle Corp.	54,069
1,460	Alcoa Corp.*	29,711
426	AptarGroup, Inc.	47,763
484	Ashland Global Holdings, Inc.	34,703
670	Avery Dennison Corp.	87,348
2,205	Ball Corp.	145,662
455	Cabot Corp.	21,380
981	Celanese Corp.	123,184
5,722	Corteva, Inc.	148,886
505	Domtar Corp.	18,847
5,943	Dow, Inc.	317,178
6,045	DuPont de Nemours, Inc.	391,776
1,084	Eastman Chemical Co.	84,953
2,003	Ecolab, Inc.	373,900
11,418	Freeport-McMoRan, Inc.	129,937
856	International Flavors & Fragrances, Inc.	120,893
2,111	LyondellBasell Industries NV, Class A	195,352
2,875	Mosaic Co. (The)	54,769
6,447	Newmont Goldcorp Corp.	247,565
2,430	Nucor Corp.	136,955
1,060	Owens-Illinois, Inc.	10,473
320	Scotts Miracle-Gro Co. (The)	32,346
544	Sherwin-Williams Co. (The)	317,223
667	Sonoco Products Co.	40,373
1,431	Valvoline, Inc.	32,412
865	Vulcan Materials Co.	122,718
1,736	Westrock Co.	70,013

		3,803,257

Real Estate – 2.3%
1,835	American Homes 4 Rent, Class A REIT	49,013
3,104	American Tower Corp. REIT	664,349
1,009	AvalonBay Communities, Inc. REIT	216,340
2,421	CBRE Group, Inc., Class A*	138,045

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Real Estate – (continued)
2,987	Crown Castle International Corp. REIT	$ 399,242
1,519	Digital Realty Trust, Inc. REIT	183,723
599	Equinix, Inc. REIT	339,543
2,637	Equity Residential REIT	224,409
284	Howard Hughes Corp. (The)*	31,357
2,057	Iron Mountain, Inc. REIT	66,071
377	Jones Lang LaSalle, Inc.	62,706
4,570	Prologis, Inc. REIT	418,384
820	SBA Communications Corp. REIT	193,905
639	Sun Communities, Inc. REIT	105,250
5,390	Weyerhaeuser Co. REIT	159,059

		3,251,396

Utilities – 3.1%
1,914	Alliant Energy Corp.	101,442
3,997	American Electric Power Co., Inc.	365,126
455	Avangrid, Inc.	22,086
4,054	CenterPoint Energy, Inc.	99,566
2,282	CMS Energy Corp.	139,887
2,681	Consolidated Edison, Inc.	232,952
6,424	Dominion Energy, Inc.	533,899
1,477	DTE Energy Co.	184,536
5,887	Duke Energy Corp.	519,057
1,604	Entergy Corp.	186,690
2,627	Eversource Energy	217,095
7,877	Exelon Corp.	349,739
1,308	MDU Resources Group, Inc.	37,984
3,860	NextEra Energy, Inc.	902,545
3,020	NiSource, Inc.	79,879
2,048	NRG Energy, Inc.	81,367
4,131	PG&E Corp.*	30,817
2,215	Sempra Energy	326,203

		4,410,870

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $127,997,757)		$143,129,788

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.0%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
40,636	1.613%	$ 40,636
(Cost $40,636)

TOTAL INVESTMENTS – 99.8% (Cost $128,038,393)		$143,170,424

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		235,141

NET ASSETS – 100.0%		$143,405,565

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Goldman Sachs ETF Trust (“Fund”) valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities may be valued at the closing bid price for long positions and at the closing ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

Fair Value Hierarchy — The following is a summary of the Fund’s investments classified in the fair value hierarchy as of November 30, 2019:

JUST U.S. LARGE CAP EQUITY ETF
Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
North America	$143,129,788	$—	$—
Securities Lending Reinvestment Vehicle	40,636	—	—

Total	$143,170,424	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Schedules of Investments.

C. Securities Lending — The Fund may lend its securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Fund’s securities lending procedures, the Fund receives cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statement of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Fund invests the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Fund by paying the Fund an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Fund’s master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Fund’s loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. Both the Fund and BNYM received compensation relating to the lending of the Fund’s securities.

Please refer to the Fund’s respective Schedule of Investments to find the table which provide information about the Fund’s investment in the Goldman Sachs Financial Square Government Fund for the period ended November 30, 2019.

The Fund’s risks include, but are not limited to, the following:

Index Risk — JUST Capital Foundation, Inc. (the “Index Provider”) constructs the Fund’s Index in accordance with a rules-based methodology. The Fund will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Fund is not “actively” managed, unless a specific security is removed from its Index, the Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Index. The Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. The Index Provider relies on third party data it believes to be reliable in constructing the Index, but it does not guarantee the accuracy or availability of such third party data. The Index is new and has a limited performance history. Errors in index data, index computation or the construction of the Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. In addition, neither the Fund, the Investment Adviser, the Calculation Agent nor the Index Provider can guarantee the availability or timeliness of the production of the Index.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Market Trading Risk — The Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of the Fund’s Index trading individually or in the aggregate at any point in time.

Tracking Error Risk — Tracking error is the divergence of the Fund’s performance from that of its Index. The performance of the Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Unlike the Fund, the returns of its Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.